Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Disclosure of Impacts on Opening Consolidated Statement of Financial Position From Application of New Standards (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Investments			¥ 1,154
Equity instruments at fair value through other comprehensive income	¥ 852
Deferred tax assets	6,544		5,479
Other assets	4,840		3,349
Others with no adjustments			579,662
Total non-current assets	590,377		589,644
Current assets
Accounts receivable, net	20,475		22,096
Contract assets	478
Prepayments and other current assets	23,619		22,128
Others with no adjustments			27,326
Total current assets	73,005		71,550
Total assets	663,382		661,194		¥ 652,558
Current liabilities
Accrued expenses and other payables	43,497		98,695
Contract liabilities	55,783
Current portion of deferred revenues	375		1,233
Others with no adjustments			175,480
Total current liabilities	258,920		275,408
Net current liabilities			(203,858)
Total assets less current liabilities			385,786
Non-current liabilities
Deferred tax liabilities	13,138		8,010
Others with no adjustments			51,079
Total non-current liabilities	60,363		59,089
Total liabilities	319,283		334,497		336,210
Equity
Share capital	80,932		80,932
Reserves	262,137		244,935
Total equity attributable to equity holders of the Company	343,069		325,867
Non-controlling interests	1,030		830
Total equity	344,099		326,697		¥ 316,348	¥ 304,790
Total liabilities and equity	663,382		661,194
Increase (decrease) due to application of IFRS 15 [member]
Non-current assets
Other assets	(1,287)	¥ 1,210
Total non-current assets		1,210
Current assets
Accounts receivable, net	461	(596)
Contract assets	(478)	656
Prepayments and other current assets		(37)
Total current assets		23
Total assets		1,233
Current liabilities
Accrued expenses and other payables	57,681	(64,912)
Contract liabilities	(55,783)	62,175
Current portion of deferred revenues	765	(787)
Total current liabilities		(3,524)
Net current liabilities		3,547
Total assets less current liabilities		4,757
Non-current liabilities
Deferred tax liabilities	(869)	1,066
Total non-current liabilities		1,066
Total liabilities		(2,458)
Equity
Reserves	¥ (3,098)	3,691
Total equity attributable to equity holders of the Company		3,691
Total equity		3,691
Total liabilities and equity		1,233
Increase (decrease) due to application of IFRS 9 [member]
Non-current assets
Investments		(1,154)
Equity instruments at fair value through other comprehensive income		1,154
Deferred tax assets		203
Total non-current assets		203
Current assets
Accounts receivable, net		(919)
Prepayments and other current assets		(1)
Total current assets		(920)
Total assets		(717)
Current liabilities
Net current liabilities		(920)
Total assets less current liabilities		(717)
Equity
Reserves		(716)
Total equity attributable to equity holders of the Company		(716)
Non-controlling interests		(1)
Total equity		(717)
Total liabilities and equity		(717)
Restated balance [member]
Non-current assets
Equity instruments at fair value through other comprehensive income		1,154
Deferred tax assets		5,682
Other assets		4,559
Others with no adjustments		579,662
Total non-current assets		591,057
Current assets
Accounts receivable, net		20,581
Contract assets		656
Prepayments and other current assets		22,090
Others with no adjustments		27,326
Total current assets		70,653
Total assets		661,710
Current liabilities
Accrued expenses and other payables		33,783
Contract liabilities		62,175
Current portion of deferred revenues		446
Others with no adjustments		175,480
Total current liabilities		271,884
Net current liabilities		(201,231)
Total assets less current liabilities		389,826
Non-current liabilities
Deferred tax liabilities		9,076
Others with no adjustments		51,079
Total non-current liabilities		60,155
Total liabilities		332,039
Equity
Share capital		80,932
Reserves		247,910
Total equity attributable to equity holders of the Company		328,842
Non-controlling interests		829
Total equity		329,671	¥ 329,671	[1]
Total liabilities and equity		¥ 661,710

[1]	restated